Intangible assets	12 Months Ended
Mar. 29, 2026
Intangible assets other than goodwill [abstract]
Intangible assets	Intangible assets
Intangible assets comprise the following:

	March 29, 2026	March 30, 2025
	$	$
Intangible assets with finite lives	11.1	15.1
Intangible assets with indefinite lives:
Brand name	116.5	116.5
Domain name	0.3	0.3
Intangible assets	127.9	131.9
The following table presents the changes in cost and accumulated amortization of the Company’s intangible assets with finite lives:

	Intangible assets with finite lives
	Software	Intellectual property	Customer lists	Distribution rights	Total
Cost	$	$	$	$	$
March 31, 2024	10.9	18.5	10.5	6.3	46.2
Additions	0.2	—	—	—	0.2
Disposals	(1.1)	—	—	—	(1.1)
Transfers	0.3	(0.3)	—	—	—
Impact of foreign currency translation	0.2	—	0.9	0.4	1.5
March 30, 2025	10.5	18.2	11.4	6.7	46.8
Additions	—	—	—	—	—
Disposals	—	(0.1)	—	—	(0.1)
Transfers	(0.8)	0.8	—	—	—
Impact of foreign currency translation	(0.2)	0.2	(0.5)	(0.5)	(1.0)
March 29, 2026	9.5	19.1	10.9	6.2	45.7

	Software	Intellectual property	Customer lists	Distribution rights	Total
Accumulated amortization	$	$	$	$	$
March 31, 2024	7.1	17.9	1.6	1.3	27.9
Amortization	1.5	0.2	1.3	0.6	3.6
Disposals	(0.5)	—	—	—	(0.5)
Impact of foreign currency translation	—	—	0.6	0.1	0.7
March 30, 2025	8.1	18.1	3.5	2.0	31.7
Amortization	0.6	0.4	1.3	0.6	2.9
Disposals	—	—	—	—	—
Impact of foreign currency translation	0.1	—	—	(0.1)	—
March 29, 2026	8.8	18.5	4.8	2.5	34.6

Net book value
March 30, 2025	2.4	0.1	7.9	4.7	15.1
March 29, 2026	0.7	0.6	6.1	3.7	11.1
Intellectual property consists of acquired technology, patents and trademarks.
Indefinite life intangible assets
Indefinite life intangible assets recorded by the Company are comprised of the Canada Goose, Baffin, and Paola Confectii brand names, as well as the Canada Goose and Baffin domain names associated with the Company’s websites. The Company expects to renew the registration of the brand names and domain names at each expiry date indefinitely, and expects these assets to generate economic benefit in perpetuity. As such, the Company assessed these intangibles to have indefinite useful lives.
The Company completed its annual impairment tests for the years ended March 29, 2026 and March 30, 2025 for indefinite life intangible assets and concluded that there was no impairment.
Key Assumptions
The key assumptions used to calculate the value-in-use are consistent with the assumptions used for goodwill impairment testing (see "Note 14. Goodwill" for more details).